Convertible Notes (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Scheduled of convertible senior notes
	December 31,
	2023	2022
	U.S. Dollars (in thousands)
Liability:
Principle:	200,000	200,000
Unamortized issuance costs	(3,169)	(4,263)
Net carrying amount	196,831	195,737